PRINCIPAL TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Principal transactions revenue
Principal transactions revenue	$ 6,698	$ 7,302	$ 4,980
Interest rate contracts
Principal transactions revenue
Principal transactions revenue	3,657	4,055	2,380
Foreign exchange contracts
Principal transactions revenue
Principal transactions revenue	2,008	2,307	2,493
Equity contracts
Principal transactions revenue
Principal transactions revenue	(260)	319	158
Commodity and other contracts
Principal transactions revenue
Principal transactions revenue	590	277	108
Credit derivatives
Principal transactions revenue
Principal transactions revenue	703	344	(159)
Citicorp
Principal transactions revenue
Principal transactions revenue	6,312	7,277	4,949
Global Consumer Banking
Principal transactions revenue
Principal transactions revenue	787	863	808
Institutional Clients Group
Principal transactions revenue
Principal transactions revenue	5,908	6,494	4,330
Corporate/Other
Principal transactions revenue
Principal transactions revenue	(383)	(80)	(189)
Citi Holdings
Principal transactions revenue
Principal transactions revenue	$ 386	$ 25	$ 31